Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LOOMIS SAYLES FUNDS I
Prospectus Date	rr_ProspectusDate	Feb. 01, 2019
Document Creation Date	dei_DocumentCreationDate	Jun. 28, 2019